CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 6,425	$ 4,875
Restricted cash	708	898
Trade receivables, net	421	416
Financing receivables, net	17,098	19,428
Inventories, net	6,744	7,082
Property, plant and equipment, net	4,538	5,269
Investments in unconsolidated subsidiaries and affiliates	508	631
Investments at fair value through profit and loss	526	0
Equipment under operating leases	1,828	1,857
Goodwill, net	1,936	2,538
Other intangible assets, net	720	806
Deferred tax assets	1,433	1,134
Derivative assets	188	73
Other assets	1,996	2,345
Total Assets	45,069	47,352
LIABILITIES AND EQUITY
Debt	24,670	24,854
Trade payables	5,112	5,632
Deferred tax liabilities	161	172
Pension, postretirement and other postemployment benefits	1,502	1,578
Derivative liabilities	88	121
Other liabilities	8,696	8,839
Total Liabilities	40,229	41,196
Redeemable noncontrolling interest	41	35
Common shares, €0.01, par value; outstanding 1,351,329,248 common shares and 371,378,230 loyalty program special voting shares at 9/30/2020; and outstanding 1,350,132,117 common shares and 387,951,166 loyalty program special voting shares at 12/31/2019	25	25
Treasury stock, at cost -13,070,948 common shares at 9/30/2020 and 14,268,079 common shares at 12/31/2019	(140)	(154)
Additional paid in capital	4,397	4,404
Retained earnings	3,115	3,808
Accumulated other comprehensive loss	(2,657)	(2,002)
Noncontrolling interests	59	40
Total Equity	4,799	6,121
Total Liabilities and Equity	$ 45,069	$ 47,352